NOTE 16 - SUBSEQUENT EVENTS (Details)	12 Months Ended
Jun. 30, 2018
Event 1
Subsequent Event, Date	Jul. 15, 2018
Subsequent Event, Description	Company entered into a leasing agreement with Ms. Shulian Deng
Event 2
Subsequent Event, Date	Jul. 20, 2018
Subsequent Event, Description	Company entered into an equity investment agreement with Nanjing Rootaya Intelligence Technology Co., Ltd.
Event 3
Subsequent Event, Date	Aug. 17, 2018
Subsequent Event, Description	Company renewed the loan agreement with Bank of Communication of China Dongguan Branch
Event 4
Subsequent Event, Date	Jul. 06, 2018
Subsequent Event, Description	Dogness Intelligence Technology Co., Ltd. (“Intelligence”), was incorporated under the laws of the People’s Republic of China in Guangzhou City